Schedule of Restricted Stock Units Activity (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	1 Months Ended	12 Months Ended
	Jan. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted Stock Units outstanding, Beginning balance		164	144
Weighted Average Grant Date Value Per Share, Beginning balance		$ 2,881.62	$ 3,902.40
Restricted Stock Units, Granted		500,178	52
Weighted Average Grant Date Value Per Share, Granted	$ 3,240.00	$ 1.40	$ 547.20
Restricted Stock Units, Cancelled/forfeited		(162)	(32)
Weighted Average Grant Date Value Per Share, Cancelled/forfeited		$ 3,284.47	$ 3,675.17
Restricted Stock Units, Vested and converted to Common Stock	(71)	(500,178)
Weighted Average Grant Date Value Per Share, Vested and converted to Common Stock		$ 1.40
Restricted Stock Units outstanding, Ending balance		2	164
Weighted Average Grant Date Value Per Share, Ending balance		$ 3,240.00	$ 2,881.62